UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4870

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/2006

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York Municipal Money Market Fund
August 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.4%	Rate (%)		Date	Amount ($)	Value ($)

Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Key
Bank)		3.42	9/7/06	5,000,000 a	5,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation
Albany of Project) (LOC; M&T
Bank)		3.46	9/7/06	3,205,000 a	3,205,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)		3.45	9/7/06	3,980,000 a	3,980,000
Albany Industrial Development
Agency, Civic Facility
Revenue, Refunding (Albany
Institute of History and Art
Project) (LOC; Key Bank)		3.45	9/7/06	2,075,000 a	2,075,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		3.47	9/7/06	2,220,000 a	2,220,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		3.47	9/7/06	1,525,000 a	1,525,000
Albany Industrial Development
Agency, IDR (Newkirk Products,
Inc. Project) (LOC; Bank of
America)		3.45	9/7/06	1,060,000 a	1,060,000
Babylon Industrial Development
Agency, IDR (J. D'Addario and
Co. Inc. Project) (LOC; Bank
of America)		3.50	9/7/06	2,400,000 a	2,400,000
Beacon School District,
TAN		4.50	2/20/07	1,650,000	1,655,645
Brewster,
GO Notes, BAN		4.80	5/18/07	2,750,000	2,762,352
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at

Poughkeepsie, Inc. Project)
(LOC; Key Bank)	3.45	9/7/06	2,000,000 a	2,000,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Hauptman-Woodward Project)
(LOC; Key Bank)	3.48	9/7/06	2,255,000 a	2,255,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	3.48	9/7/06	2,580,000 a	2,580,000
Erie County Industrial Development
Agency, IDR (MMARS 3rd
Program-B&G Properties) (LOC;
HSBC Bank USA)	3.95	9/7/06	820,000 a	820,000
Erie County Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (United
Cerebral Palsy Association of
Western New York, Inc.
Project) (LOC; Key Bank)	3.48	9/7/06	4,640,000 a	4,640,000
Erie County Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.47	9/7/06	4,850,000 a,b	4,850,000
Freeport,
GO Notes, BAN	4.50	7/26/07	1,000,000	1,006,047
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group Inc. and
LOC; Ixis Corporate and
Investment Bank)	3.51	9/7/06	4,400,000 a,b	4,400,000
Hempstead Industrial Development
Agency, IDR, Refunding
(Trigen-Nassau Energy
Corporation) (LOC; Societe
Generale)	3.46	9/7/06	5,200,000 a	5,200,000
Liverpool Central School District,
GO Notes, BAN	4.00	9/15/06	2,975,000	2,975,982
Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and
Liquidity Facility; Citibank
NA)	3.41	9/7/06	22,340,000 a	22,340,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Heritage
Christian Home Project) (LOC;
Key Bank)	3.48	9/7/06	2,735,000 a	2,735,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)

(LOC; M&T Bank)	3.46	9/7/06	5,435,000 a	5,435,000
Monroe County Industrial
Development Agency, IDR
(Jamestown Container of
Rochester Inc. Facility) (LOC;
HSBC Bank USA)	3.65	9/7/06	695,000 a	695,000
Monroe County Industrial
Development Agency, LR (Robert
Weslayan College Project)
(LOC; M&T Bank)	3.46	9/7/06	2,815,000 a	2,815,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	3.42	9/7/06	5,080,000 a	5,080,000
New York City
(Liquidity Facility; Merrill
Lynch)	3.47	9/7/06	9,320,000 a,b	9,320,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	3.42	9/7/06	1,900,000 a	1,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.45	9/7/06	4,400,000 a	4,400,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies Inc. Project)
(LOC; Allied Irish Banks)	3.42	9/7/06	3,110,000 a	3,110,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	3.47	9/7/06	1,935,000 a	1,935,000
New York City Industrial
Development Agency, Liberty
Revenue (FC Hanson Office
Associates LLC Project) (LOC;
Lloyds TSB Bank PLC)	3.40	9/7/06	4,600,000 a	4,600,000
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Putters Program)
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3.45	9/7/06	7,000,000 a,b	7,000,000
New York Counties Tobacco Trust
II, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	3.47	9/7/06	5,215,000 a,b	5,215,000

New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	3.47	9/7/06	750,000 a,b	750,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.41	9/7/06	6,200,000 a	6,200,000
New York State Dormitory
Authority, Revenue (Putter
Series Program) (Insured;
Radian and Liquidity Facility;
JPMorgan Chase Bank)	3.45	9/7/06	3,745,000 a,b	3,745,000
New York State Energy and Research
and Development Authority,
Electric Facilities Revenue
(Long Island Lighting Co.
Project) (LOC; Royal Bank of
Scotland)	3.46	9/7/06	2,200,000 a	2,200,000
New York State Housing Finance
Agency, Housing Revenue (33
West End Avenue Apartments)
(LOC; HSBC Bank USA)	3.43	9/7/06	9,000,000 a	9,000,000
New York State Housing Finance
Agency, Housing Revenue (250
West 93rd Street) (LOC; Bank
of America)	3.44	9/7/06	13,000,000 a	13,000,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	3.46	9/7/06	4,800,000 a	4,800,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (Insured;
FHLMC and Liquidity Facility;
FHLMC)	3.42	9/7/06	5,600,000 a	5,600,000
New York State Housing Finance
Agency, Revenue (East 39
Street Housing) (Insured; FNMA
and Liquidity Facility; FNMA)	3.46	9/7/06	4,800,000 a	4,800,000
New York State Housing Finance
Agency, Revenue (Sea Park West
Housing) (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.42	9/7/06	3,450,000 a	3,450,000
New York State Housing Finance
Agency, Revenue (Tower 31
Housing) (LOC; Bank of America)	3.45	9/7/06	10,000,000 a	10,000,000
New York State Mortgage Agency,
Mortgage Revenue (Liquidity
Facility; Citibank NA)	3.48	9/7/06	6,680,000 a,b	6,680,000
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Revenue (Liquidity Facility;

Merrill Lynch)	3.46	9/7/06	3,500,000 a,b	3,500,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	3.45	9/7/06	4,730,000 a	4,730,000
Niagara County Industrial
Development Agency, Civic
Facility Revenue (NYSARC Inc.,
Niagara County Chapter) (LOC;
Key Bank)	3.48	9/7/06	2,900,000 a	2,900,000
Oneida County Industrial
Development Agency, IDR (CMB
Oriskany) (LOC; The Bank of
New York)	3.55	9/7/06	2,045,000 a	2,045,000
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of
the Finger Lakes Performing
Arts Center, Inc. Civic
Facility) (LOC; Citizens Bank
of Massachusetts)	3.42	9/7/06	3,395,000 a	3,395,000
Ontario County Industrial
Development Agency, IDR
(Robert C. Horton/Ultrafab)
(LOC; JPMorgan Chase Bank)	3.52	9/7/06	1,300,000 a	1,300,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	3.42	9/7/06	2,090,000 a	2,090,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/29/07	6,700,000	6,734,051
Port Chester Industrial
Development Agency, IDR (40
Pearl Street LLC) (LOC; The
Bank of New York)	3.45	9/7/06	1,500,000 a	1,500,000
Poughkeepsie Industrial
Development Agency, Senior
Living Facility Revenue (Manor
at Woodside Project) (LOC; The
Bank of New York)	3.45	9/7/06	5,000,000 a	5,000,000
Roaring Fork Municipal Products
LLC, Revenue (Liquidity
Facility; The Bank of New York)	3.47	9/7/06	7,875,000 a,b	7,875,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	3.45	9/7/06	5,623,000 a	5,623,000
Saint Lawrence County Industrial
Development Agency, IDR (Saint
Lawrence County Newspapers
Corp. Project) (LOC; Key Bank)	3.55	9/7/06	1,965,000 a	1,965,000

Schenectady County Industrial
Development Agency, Civic
Facility Revenue (Sunnyview
Hospital and Rehabilitation
Center Project) (LOC; Key Bank)	3.43	9/7/06	3,900,000 a	3,900,000
Schoharie County Industrial
Development Agency, Civic
Facility Revenue (Bassett
Hospital Project) (LOC; Key
Bank)	3.48	9/7/06	1,600,000 a	1,600,000
Shenendehowa Central School
District, GO Notes, BAN	4.50	6/29/07	3,000,000	3,008,769
Southeast Industrial Development
Agency, IDR (Unilock New York
Inc. Project) (LOC; Bank One)	3.70	9/7/06	1,600,000 a	1,600,000
Suffolk County Industrial
Development Agency, IDR
(Belmont Villas LLC Facility)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.44	9/7/06	6,255,000 a	6,255,000
Suffolk County Industrial
Development Agency, IDR
(BIO-Botanica Inc. Project)
(LOC; Citibank NA)	3.47	9/7/06	3,360,000 a	3,360,000
Syracuse,
GO Notes, TAN (LOC; Key Bank)	4.13	10/30/06	2,250,000	2,251,807
Syracuse Industrial Development
Agency, Civic Facility
Revenue, Refunding (Crouse
Health Hospital) (LOC; M&T
Bank)	3.48	9/7/06	4,000,000 a	4,000,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.48	9/7/06	14,360,000 a,b	14,360,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.48	9/7/06	20,000,000 a,b	20,000,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.51	9/7/06	3,350,000 a,b	3,350,000
Ulster County Industrial
Development Agency, IDR
(Kingston Block and Masonry
Supply, LLC Project) (LOC; The
Bank of New York)	3.55	9/7/06	3,055,000 a	3,055,000
Union-Endicott Central School
District, GO Notes, BAN	4.50	7/18/07	2,050,000	2,061,233
Warren and Washington Counties
Industrial Development Agency,
IDR (Angiodynamics Project)
(LOC; Key Bank)	3.55	9/7/06	2,890,000 a	2,890,000

Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.45	9/7/06	2,000,000 a	2,000,000
Westchester County Industrial
Development Agency, IDR
(Westhab Community
Revitalization, LLC
Facilities) (LOC; The Bank of
New York)	3.45	9/7/06	5,825,000 a	5,825,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.47	9/7/06	4,400,000 a,b	4,400,000
Yonkers Industrial Development
Agency, IDR (104 Ashburton
Avenue LLC) (LOC; Key Bank)	3.45	9/7/06	2,815,000 a	2,815,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	3.51	9/7/06	14,600,000 a	14,600,000

Total Investments (cost $353,403,886)			99.4%	353,403,886
Cash and Receivables (Net)			.6%	2,151,192
Net Assets			100.0%	355,555,078

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $95,445,000 or 26.8% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President
Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer
Date:	October 18, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer
Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)